UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7066

Salomon Brothers Emerging Markets Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co. LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING

MARKETS INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2005

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT†		SECURITY(a)	VALUE
SOVEREIGN BONDS - 90.3%
Argentina - 3.0%
		Republic of Argentina:
1,000,000	EUR	9.000% due 4/26/06 (b)	$400,860
550,000	EUR	8.250% due 7/6/10 (b)	217,231
490,000		step bond to yield 9.183% due 12/31/38	158,025
3,759,450	ARS	Discount Bonds, 5.830% due 12/31/33	1,365,379
500,000,000	ITL	Medium-Term Notes, 7.000% due 3/18/49 (b)	103,516
490,000		Series GDP, 1.330% due 12/15/35 (c)	23,520
10,662,020	ARS	Series PGDP, 0.000% due 12/15/35 (c)	161,478

		Total Argentina	2,430,009

Brazil - 22.2%
		Federative Republic of Brazil:
860,000		11.000% due 8/17/40	1,059,520
9,313,000		Collective Action Securities, 8.000% due 1/15/18	9,792,619
5,976,283		DCB, Series L, 5.250% due 4/15/12 (c)	5,875,434
969,230		FLIRB, Series L, 5.188% due 4/15/09 (c)	960,144

		Total Brazil	17,687,717

Bulgaria - 1.6%
1,055,000		Republic of Bulgaria, 8.250% due 1/15/15 (d)	1,269,956

Chile - 1.8%
1,425,000		Republic of Chile, Collective Action Securities, 4.630% due 1/28/08 (c)	1,432,481

China - 0.5%
425,000		People’s Republic of China, Bonds, 4.750% due 10/29/13	415,517

Colombia - 5.0%
		Republic of Colombia:
350,000		10.750% due 1/15/13	433,213
2,020,000		11.750% due 2/25/20	2,785,075
175,000		8.125% due 5/21/24	184,800
460,000		10.375% due 1/28/33	593,170

		Total Colombia	3,996,258

Ecuador - 1.3%
1,130,000		Republic of Ecuador, step bond to yield 10.825% due 8/15/30 (d)	1,042,425

El Salvador - 1.0%
		Republic of El Salvador:
400,000		7.750% due 1/24/23 (d)	438,000
300,000		8.250% due 4/10/32 (d)	328,500

		Total El Salvador	766,500

Malaysia - 2.6%
		Federation of Malaysia:
1,125,000		8.750% due 6/1/09	1,261,921
750,000		7.500% due 7/15/11	840,652

		Total Malaysia	2,102,573

Mexico - 15.3%
		United Mexican States:
325,000		11.375% due 9/15/16	477,343
		Medium-Term Notes:
8,435,000		8.300% due 8/15/31	10,737,755
		Series A:
125,000		6.375% due 1/16/13	132,469
200,000		8.000% due 9/24/22	244,750

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT†	SECURITY(a)	VALUE
Mexico - 15.3% (continued)
550,000	Series XW, 10.375% due 2/17/09	$636,625

	Total Mexico	12,228,942

Panama - 3.4%
	Republic of Panama:
725,000	9.625% due 2/8/11	850,062
525,000	9.375% due 1/16/23	648,375
320,000	8.875% due 9/30/27	375,600
665,000	9.375% due 4/1/29	822,938

	Total Panama	2,696,975

Peru - 4.9%
	Republic of Peru:
925,000	9.875% due 2/6/15	1,151,625
2,376,500	FLIRB, 5.000% due 3/7/17 (c)	2,278,469
300,000	Global Bonds, 7.350% due 7/21/25	310,050
191,060	PDI, 5.000% due 3/7/17 (c)	185,209

	Total Peru	3,925,353

Philippines - 4.8%
	Republic of the Philippines:
150,000	8.375% due 3/12/09	160,125
675,000	9.000% due 2/15/13	746,685
2,200,000	10.625% due 3/16/25	2,697,695
225,000	9.500% due 2/2/30	253,266

	Total Philippines	3,857,771

Poland - 0.9%
700,000	Republic of Poland, Unsubordinated Notes, 5.250% due 1/15/14	707,368

Russia - 5.9%
	Russian Federation:
600,000	11.000% due 7/24/18 (d)	887,250
3,385,000	step bond to yield 5.627% due 3/31/30 (d)	3,789,084

	Total Russia	4,676,334

South Africa - 1.8%
1,325,000	Republic of South Africa, 6.500% due 6/2/14	1,427,688

Turkey - 6.9%
	Republic of Turkey:
250,000	11.750% due 6/15/10	307,188
775,000	11.500% due 1/23/12	980,375
75,000	11.000% due 1/14/13	94,781
575,000	7.250% due 3/15/15	598,719
1,800,000	7.000% due 6/5/20	1,782,000
855,000	11.875% due 1/15/30	1,271,812
375,000	Collective Action Security, 9.500% due 1/15/14	445,312

	Total Turkey	5,480,187

Ukraine - 1.4%
	Republic of Ukraine:
675,000	7.343% due 8/5/09 (c)(d)	730,688
380,000	7.650% due 6/11/13 (d)	412,300

	Total Ukraine	1,142,988

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT†		SECURITY(a)	VALUE
Uruguay - 1.1%
		Republic of Uruguay, Benchmark Bonds:
175,000		7.500% due 3/15/15	$174,781
746,913		7.875% due 1/15/33 (e)	722,639

		Total Uruguay	897,420

Venezuela - 4.9%
		Bolivarian Republic of Venezuela:
75,000		5.375% due 8/7/10 (d)	71,438
1,853,000		8.500% due 10/8/14	1,990,585
750,000		7.650% due 4/21/25	737,812
700,000		Collective Action Security, 10.750% due 9/19/13	843,500
250,000		Par Bonds, Series B, 6.750% due 3/31/20	250,625

		Total Venezuela	3,893,960

		TOTAL SOVEREIGN BONDS (Cost - $65,655,451)	72,078,422

CORPORATE BONDS & NOTES - 8.9%
Chile - 0.5%
375,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	381,169

Malaysia - 0.3%
225,000		Petronas Capital Ltd., 7.875% due 5/22/22 (d)	275,757

Mexico - 4.3%
		Pemex Project Funding Master Trust:
115,000		6.125% due 8/15/08	117,588
800,000		9.125% due 10/13/10	922,000
1,800,000		8.000% due 11/15/11	2,016,000
275,000		9.500% due 9/15/27 (d)	363,000

		Total Mexico	3,418,588

Russia - 3.8%
2,400,000		Gaz Capital SA, 8.625% due 4/28/34 (d)	3,010,800

		TOTAL CORPORATE BONDS & NOTES (Cost - $6,677,034)	7,086,314

Warrants
WARRANTS - 0.2%
1,600		United Mexican States, Series Xw05, Expires 11/9/06*	40,000
1,300		United Mexican States, Series Xw10, Expires 10/10/06*	43,550
1,000		United Mexican States, Series Xw20, Expires 9/1/06*	48,500

		TOTAL WARRANTS (Cost - $103,500)	132,050

Contracts
PURCHASED OPTIONS - 0.2%
2,000,000	EUR	Argentina, Call @ $0.30, expires 8/15/06	80,172
2,000,000	EUR	Argentina, Call @ $0.30, expires 9/27/06	80,172

		TOTAL PURCHASED OPTIONS (Cost - $171,386)	160,344

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $72,607,371)	79,457,130

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY(a)	VALUE
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
$353,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05, Proceeds at maturity - $353,039; (Fully collateralized by various U.S. Treasury Notes, 4.500% due 11/15/10; Market value - $360,063) (Cost - $353,000)	$353,000

	TOTAL INVESTMENTS - 100.0% (Cost - $72,960,371#)	$79,810,130

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All securities segregated as collateral pursuant to loan agreement and/or futures contracts.

(b)	Security is currently in default.

(c)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
ITL	— Italian Lira
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit Default Swaps. The Fund may enter into credit default swap contracts for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

Notes to Schedule of Investments (unaudited) (continued)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,012,244
Gross unrealized depreciation	(162,485)

Net unrealized appreciation	$6,849,759

At November 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Note	100	12/05	$11,059,646	$10,873,437	$186,209

3. Loan

At November 30, 2005, the Fund had a $8,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $8,000,000 outstanding with CXC, LLC (the “Lender”), an affiliate of Citigroup, a

Notes to Schedule of Investments (unaudited) (continued)

commercial paper conduit issuer for which Citicorp North America, Inc. acts as the administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	January 30, 2006